Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	Mar. 01, 2019
Prospectus Date	Mar. 01, 2019
PortfolioPlus S&P 500 (R) ETF | PortfolioPlus S&P 500 (R) ETF
Prospectus:
Trading Symbol	PPLC
PortfolioPlus S&P (R) Small Cap ETF | PortfolioPlus S&P (R) Small Cap ETF
Prospectus:
Trading Symbol	PPSC
PortfolioPlus S&P (R) Mid Cap ETF | PortfolioPlus S&P (R) Mid Cap ETF
Prospectus:
Trading Symbol	PPMC
PortfolioPlus Emerging Markets ETF | PortfolioPlus Emerging Markets ETF
Prospectus:
Trading Symbol	PPEM
PortfolioPlus Developed Markets ETF | PortfolioPlus Developed Markets ETF
Prospectus:
Trading Symbol	PPDM
PortfolioPlus 20+ Year Treasury ETF | PortfolioPlus 20+ Year Treasury ETF
Prospectus:
Trading Symbol	PPTR